Estimated fair value of financial instruments (Tables)	12 Months Ended
Mar. 31, 2020
Fair Value, by Balance Sheet Grouping
A comparison of the fair values and carrying values of financial instruments is set out below:

	As of
	March 31, 2019										March 31, 2020
			Estimated Fair Value										Estimated Fair Value
	Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Level 1		Level 2		Level 3		Total		Carrying Value		Estimated Fair Value
	(In millions)
Financial Assets:
Cash and due from banks, and restricted cash	Rs.	734,872.6	Rs.	734,872.6	Rs.	—	Rs.	—	Rs.	734,872.6	Rs.	611,961.0	Rs.	611,961.0	Rs.	—	Rs.	—	Rs.	611,961.0	US$	8,117.3	US$	8,117.3
Investments held for trading		265,516.1		1,999.6		263,516.5		—		265,516.1		304,962.9		6,291.0		298,671.9		—		304,962.9		4,045.1		4,045.1
Investments available for sale debt securities		2,633,348.4		34,807.2		2,559,728.3		38,812.9		2,633,348.4		3,406,289.2		371,450.5		2,907,384.4		127,454.3		3,406,289.2		45,182.2		45,182.2
Securities purchased under agreements to resell		76,213.5		—		76,213.5		—		76,213.5		250,000.0		—		250,000.0		—		250,000.0		3,316.1		3,316.1
Loans		8,963,232.6		—		2,593,533.9		6,378,523.8		8,972,057.7		10,425,022.4		—		2,593,022.1		7,936,633.4		10,529,655.5		138,281.2		139,669.1
Accrued interest receivable		93,031.7		—		93,031.7		—		93,031.7		103,035.9		—		103,035.9		—		103,035.9		1,366.7		1,366.7
Other assets		344,873.6		2,390.1		340,767.5		—		343,157.6		641,605.5		2,282.4		637,594.1		—		639,876.5		8,510.5		8,487.6
Financial Liabilities :
Interest-bearing deposits		7,804,717.5		—		7,826,794.0		—		7,826,794.0		9,730,481.3		—		9,786,793.2		—		9,786,793.2		129,068.6		129,815.5
Non-interest-bearing deposits		1,420,309.4		—		1,420,309.4		—		1,420,309.4		1,731,590.0		—		1,731,590.0		—		1,731,590.0		22,968.4		22,968.4
Securities sold under repurchase agreements		174,000.0		—		174,000.0		—		174,000.0		507,982.0		—		507,982.0		—		507,982.0		6,738.1		6,738.1
Short-term borrowings		654,058.0		—		655,215.2		—		655,215.2		377,417.6		—		378,027.9		—		378,027.9		5,006.2		5,014.3
Accrued interest payable		79,372.5		—		79,372.5		—		79,372.5		80,078.9		—		80,078.9		—		80,078.9		1,062.2		1,062.2
Long-term debt		1,044,553.0		—		1,061,687.0		—		1,061,687.0		1,026,518.3		—		1,074,826.3		—		1,074,826.3		13,616.1		14,256.9
Accrued expenses and other liabilities		366,071.3		—		366,071.3		—		366,071.3		460,931.4		—		460,931.4		—		460,931.4		6,114.0		6,114.0